Related Parties (Schedule of Balance Sheet) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Current assets		₪ 2,947	₪ 2,334
Current liabilities		1,678	1,642
Long-term liability - debentures (including current maturity)		2,911	2,360
Related parties [Member]
Disclosure of transactions between related parties [line items]
Current assets		3	2
Current liabilities		1	2
Long-term liability - debentures (including current maturity)	[1]

[1]	Debentures balance held by related parties, which includes debentures held for the benefit of the public, through, among others, provident funds, mutual funds and pension funds, as of December 31, 2018 and 2017, is NIS 8 million par value linked to the CPI and NIS 19 million par value linked to the CPI, respectively.